Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2016 CNY (¥)	Aug. 01, 2015
Value-added tax receivable from customers	$ 457,840	$ 275,469
Percentage of residual value	5.00%		5.00%
Effective income tax rate	25.00%	25.00%
Deferred tax assets
Operating loss carryforward
Interest and penalties
Unrecognized uncertain tax positions
Antidilutive securities excluded from computation of earnings per share, amount | shares
Total deferred offering costs	$ 312,202
RMB [Member]
Payment of income tax | ¥			¥ 100,000
Sheng Ying Xin [Member]
Value added tax rate				6.00%
Sheng Ying Xin [Member] | Small-Scale Taxpayer [Member] | Before August 1, 2015 [Member]
Value added tax rate	3.00%		3.00%
Sheng Ying Xin [Member] | General Taxpayer [Member]
Value added tax rate				6.00%
Sheng Ying Xin [Member] | Surtax [Member]
Value added tax rate				12.00%
After December 31, 2020 [Member]
Effective income tax exempted from income tax rate	25.00%
PRC [Member]
Effective income tax rate	25.00%
Minimum [Member]
Percentage of statutory surplus reserve after tax net income	10.00%
Maximum [Member]
Percentage of statuary reserve	50.00%